Income Taxes (Narrative) (Details) ¥ in Thousands		12 Months Ended			72 Months Ended
	Jan. 01, 2008	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Dec. 31, 2015 CNY (¥)
Income taxes [Line Items]
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Net operating loss carryforwards		¥ 1,836,436			¥ 1,836,436
Net operating loss carryforwards will start to expire in 2015		¥ 39,069			¥ 39,069
Cayman [Member]
Income taxes [Line Items]
Withholding income tax | $			$ 0
Hong Kong [Member]
Income taxes [Line Items]
Income tax rate (as a percent)					16.50%
PRC [Member]
Income taxes [Line Items]
Withholding tax rate (as a percent)	25.00%
Withholding tax rate on dividends distributed by a FIE (as a percent)	10.00%
Maximum withholding tax rate, if 25% or more shares of the FIE in a PRC-resident enterprise is held by the immediate holding entity, Hong Kong tax resident (as a percent)		5.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate		25.00%
Carryforward period for net operating losses		5 years
PRC [Member] | Nanjing Tuniu [Member]
Income taxes [Line Items]
HNTE certificate valid period after awarded		3 years
Preferential tax rate (as a percent)		15.00%
Tax exemption period followings the first profitable year		2 years
Reduction in tax rate for three years following the exemptions period (as a percent)		50.00%
Period for reduction in tax percentage		3 years